Note 21 - Acquisition of Oakmont Capital Holdings, LLC - Assets Acquired and Liabilities Assumed (Details) - Oakmont Capital Holdings, LLC [Member] $ in Thousands	Jan. 04, 2021 USD ($)
Purchase price consideration	$ 3,986
Quaint Oak Bank [Member]
Cash and cash equivalents	1,259
Leases, net of unearned income	9,611
Premises and equipment	37
Prepaid expenses	24
Other assets	1,087
Total Assets	12,018
Borrowings	12,515
Accrued interest payable	74
Total Liabilities	12,589
Total net assets of Oakmont Capital Holdings, LLC	(571)
Purchase price consideration	2,284
Total tangible equity	1,713
Loans fair value adjustment	(216)
Net assets acquired	1,928
Goodwill	$ 2,058